Inventory (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Inventory impairment					$ 958,575
Inventory	25,275		25,275			958,575
Research and development	$ 87,735	$ 216,228	$ 260,413	$ 352,328	$ 491,829	1,160,771
Commercial Product Research and Development [Member]
Research and development						28,099
Germany [Member]
Inventory						$ 924,452